UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-07409
Tax-Managed Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 021010
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value

Aerospace & Defense — 4.6%

Boeing Co. (The)	960,677	$60,282,482
General Dynamics Corp.	473,021	27,700,110
Honeywell International, Inc.	293,134	11,441,020
Lockheed Martin Corp.	19,800	1,475,100
Northrop Grumman Corp.	260,685	14,191,691
Raytheon Co.	58,153	2,814,024
Rockwell Collins, Inc.	147,928	7,859,415
United Technologies Corp.	3,660,193	237,583,127

		$363,346,969

Air Freight & Logistics — 2.3%

FedEx Corp.	1,007,275	$70,620,050
United Parcel Service, Inc., Class B	1,962,726	111,659,482

		$182,279,532

Auto Components — 0.3%

Johnson Controls, Inc.	740,109	$19,886,729
WABCO Holdings, Inc.(1)	1,156	36,391

		$19,923,120

Automobiles — 0.0%

DaimlerChrysler AG(1)	17,284	$873,706
Harley-Davidson, Inc.	16,800	373,464

		$1,247,170

Beverages — 5.2%

Brown-Forman Corp., Class A	393,146	$22,881,097
Brown-Forman Corp., Class B	156,213	8,940,070
Coca-Cola Co. (The)	2,755,146	138,087,917
Coca-Cola Enterprises, Inc.	54,516	1,409,784
Molson Coors Brewing Co., Class B	186,000	7,878,960
PepsiCo, Inc.	3,912,963	238,495,095

		$417,692,923

Biotechnology — 2.0%

Amgen, Inc.(1)	2,861,619	$150,521,159
Biogen Idec, Inc.(1)	13,543	642,615
Genzyme Corp.(1)	22,697	1,152,327
Gilead Sciences, Inc.(1)	246,207	8,439,976

		$160,756,077

Capital Markets — 3.7%

Ameriprise Financial, Inc.	74,034	$2,674,848
Bank of New York Mellon Corp. (The)	872,228	21,535,309
Charles Schwab Corp. (The)	718,360	10,186,345
E*Trade Financial Corp.(1)	4,593	54,289
Federated Investors, Inc., Class B	31,821	659,013
Franklin Resources, Inc.	539,468	46,496,747
Goldman Sachs Group, Inc. (The)	557,466	73,178,562
Legg Mason, Inc.	96,941	2,717,256
Morgan Stanley	2,827,051	65,615,854
Northern Trust Corp.	715,649	33,420,808
Piper Jaffray Cos., Inc.(1)	400	12,888
State Street Corp.	529,119	17,894,805
T. Rowe Price Group, Inc.	323,743	14,370,952
UBS AG(1)	92,681	1,225,243
Waddell & Reed Financial, Inc., Class A	273,635	5,987,134

		$296,030,053

Chemicals — 1.0%

Ashland, Inc.	30,391	$1,410,750
Dow Chemical Co. (The)	152,627	3,620,312
E.I. Du Pont de Nemours & Co.	933,833	32,301,284
Ecolab, Inc.	380,814	17,102,357
Monsanto Co.	24,993	1,155,176
PPG Industries, Inc.	4,400	265,804
Sigma-Aldrich Corp.	499,629	24,896,513

		$80,752,196

Commercial Banks — 3.1%

Bank of Montreal	33,047	$1,793,791
BB&T Corp.	1,041,387	27,398,892
Comerica, Inc.	230,933	8,505,262
Fifth Third Bancorp	1,280,030	15,731,569
First Horizon National Corp.(1)	22,556	258,263
HSBC Holdings PLC	220,592	2,022,460
HSBC Holdings PLC ADR	35,973	1,640,009
KeyCorp	123,218	947,546
M&T Bank Corp.	17,293	1,469,040
Marshall & Ilsley Corp.	157,890	1,133,650
PNC Financial Services Group, Inc.	112,126	6,335,119
Regions Financial Corp.	250,097	1,645,638
Royal Bank of Canada	148,562	7,099,778
Societe Generale	577,426	23,760,451
SunTrust Banks, Inc.	269,585	6,281,331
Synovus Financial Corp.	52,977	134,562
Toronto-Dominion Bank	17,915	1,162,863
Trustmark Corp.	102,713	2,138,485

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Commercial Banks (continued)

U.S. Bancorp	2,869,247	$64,127,670
Wells Fargo & Co.	2,683,740	68,703,744
Westamerica Bancorporation	1,968	103,359
Zions Bancorporation	63,405	1,367,646

		$243,761,128

Commercial Services & Supplies — 0.1%

Avery Dennison Corp.	56,594	$1,818,365
Cintas Corp.	207,612	4,976,460
Pitney Bowes, Inc.	15,870	348,505
Waste Management, Inc.	108,828	3,405,228

		$10,548,558

Communications Equipment — 3.7%

Cisco Systems, Inc.(1)	7,130,945	$151,960,438
Juniper Networks, Inc.(1)	109,780	2,505,179
Motorola, Inc.(1)	1,151,307	7,506,522
Nokia Oyj ADR	1,721,613	14,031,146
QUALCOMM, Inc.	3,146,473	103,330,173
Telefonaktiebolaget LM Ericsson ADR	1,750,000	19,285,000

		$298,618,458

Computers & Peripherals — 5.5%

Apple, Inc.(1)	326,406	$82,100,901
Dell, Inc.(1)	4,059,974	48,963,286
EMC Corp.(1)	2,588,992	47,378,554
Hewlett-Packard Co.	1,094,108	47,352,994
International Business Machines Corp.	1,597,299	197,234,481
Lexmark International, Inc., Class A(1)	12,631	417,202
NetApp, Inc.(1)	417,589	15,580,246

		$439,027,664

Construction & Engineering — 0.0%

Jacobs Engineering Group, Inc.(1)	64,781	$2,360,620

		$2,360,620

Construction Materials — 0.0%

Vulcan Materials Co.	22,102	$968,731

		$968,731

Consumer Finance — 0.6%

American Express Co.	614,207	$24,384,018
Capital One Financial Corp.	174,032	7,013,490
Discover Financial Services	1,105,050	15,448,599
SLM Corp.(1)	10,200	105,978

		$46,952,085

Containers & Packaging — 0.1%

Bemis Co., Inc.	133,186	$3,596,022
Temple-Inland, Inc.	90,660	1,873,942

		$5,469,964

Distributors — 0.1%

Genuine Parts Co.	188,424	$7,433,327

		$7,433,327

Diversified Consumer Services — 0.0%

Apollo Group, Inc., Class A(1)	10,887	$462,371
H&R Block, Inc.	22,181	348,020

		$810,391

Diversified Financial Services — 2.3%

Bank of America Corp.	3,727,925	$53,570,282
Citigroup, Inc.(1)	50,008	188,030
CME Group, Inc.	31,832	8,962,299
ING Groep NV ADR(1)	191,170	1,416,570
IntercontinentalExchange, Inc.(1)	13,162	1,487,701
JPMorgan Chase & Co.	3,023,182	110,678,693
Moody’s Corp.	179,602	3,577,672

		$179,881,247

Diversified Telecommunication Services — 0.7%

AT&T, Inc.	1,459,211	$35,298,314
CenturyLink, Inc.	10,594	352,886
Deutsche Telekom AG ADR	158,527	1,850,010
McLeodUSA, Inc., Class A(1)(2)	947	0
Telefonos de Mexico SA de CV ADR	283,026	3,993,497
Verizon Communications, Inc.	436,063	12,218,485
Windstream Corp.	247,947	2,618,321

		$56,331,513

Electric Utilities — 0.0%

Duke Energy Corp.	47,340	$757,440
Exelon Corp.	9,202	349,400
Southern Co.	68,451	2,278,049

		$3,384,889

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Electrical Equipment — 1.3%

Emerson Electric Co.	2,256,079	$98,568,092
Rockwell Automation, Inc.	125,000	6,136,250

		$104,704,342

Electronic Equipment, Instruments & Components — 0.8%

Agilent Technologies, Inc.(1)	456,713	$12,984,351
Corning, Inc.	2,838,521	45,842,114
Flextronics International, Ltd.(1)	161,054	901,902
National Instruments Corp.	35,783	1,137,184
Tyco Electronics, Ltd.	9,480	240,602

		$61,106,153

Energy Equipment & Services — 1.2%

Baker Hughes, Inc.	136,681	$5,681,829
Halliburton Co.	846,351	20,777,917
Schlumberger, Ltd.	1,175,550	65,054,937
Transocean, Ltd.(1)	75,667	3,505,652

		$95,020,335

Food & Staples Retailing — 3.2%

Costco Wholesale Corp.	873,262	$47,880,955
CVS Caremark Corp.	1,951,921	57,230,324
Kroger Co. (The)	35,843	705,749
Safeway, Inc.	177,879	3,497,101
Sysco Corp.	1,234,633	35,273,465
Wal-Mart Stores, Inc.	1,983,397	95,341,894
Walgreen Co.	494,948	13,215,111

		$253,144,599

Food Products — 3.0%

Archer-Daniels-Midland Co.	1,492,098	$38,525,970
Campbell Soup Co.	54,780	1,962,768
ConAgra Foods, Inc.	3,600	83,952
General Mills, Inc.	41,584	1,477,064
H.J. Heinz Co.	75,878	3,279,447
Hershey Co. (The)	511,286	24,505,938
Kraft Foods, Inc., Class A	227,987	6,383,636
Nestle SA	2,750,000	132,601,790
Sara Lee Corp.	1,755,728	24,755,765
Unilever NV	72,175	1,971,821

		$235,548,151

Health Care Equipment & Supplies — 1.4%

Baxter International, Inc.	214,908	$8,733,861
Becton, Dickinson and Co.	63,708	4,307,935
Boston Scientific Corp.(1)	36,529	211,868
CareFusion Corp.(1)	108,237	2,456,980
Covidien PLC	192,843	7,748,432
Hospira, Inc.(1)	43,238	2,484,023
Medtronic, Inc.	1,735,047	62,930,155
St. Jude Medical, Inc.(1)	66,365	2,395,113
Stryker Corp.	148,068	7,412,284
Zimmer Holdings, Inc.(1)	234,861	12,694,237

		$111,374,888

Health Care Providers & Services — 1.3%

AmerisourceBergen Corp.	570,228	$18,104,739
Cardinal Health, Inc.	216,467	7,275,456
CIGNA Corp.	46,467	1,443,265
Express Scripts, Inc.(1)	393,988	18,525,316
Henry Schein, Inc.(1)	756,280	41,519,772
McKesson Corp.	6,462	433,988
Medco Health Solutions, Inc.(1)	138,332	7,619,326
PharMerica Corp.(1)	25,547	374,519
UnitedHealth Group, Inc.	99,763	2,833,269
WellPoint, Inc.(1)	53,673	2,626,220

		$100,755,870

Hotels, Restaurants & Leisure — 2.0%

Carnival Corp.	533,768	$16,141,144
Darden Restaurants, Inc.	19,742	766,977
International Game Technology	459,500	7,214,150
Interval Leisure Group, Inc.(1)	85,966	1,070,277
Marriott International, Inc., Class A	401,544	12,022,227
McDonald’s Corp.	860,566	56,685,483
Starbucks Corp.	2,222,271	54,001,185
Yum! Brands, Inc.	210,518	8,218,623

		$156,120,066

Household Durables — 0.2%

D.R. Horton, Inc.	417,028	$4,099,385
Fortune Brands, Inc.	117,078	4,587,116
Leggett & Platt, Inc.	313,428	6,287,366
Newell Rubbermaid, Inc.	49,838	729,628

		$15,703,495

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Household Products — 2.2%

Clorox Co. (The)	27,272	$1,695,227
Colgate-Palmolive Co.	588,690	46,365,224
Energizer Holdings, Inc.(1)	27,000	1,357,560
Kimberly-Clark Corp.	530,325	32,153,605
Procter & Gamble Co.	1,607,164	96,397,697

		$177,969,313

Independent Power Producers & Energy Traders — 0.0%

AES Corp. (The)(1)	93,180	$860,983

		$860,983

Industrial Conglomerates — 2.0%

3M Co.	869,456	$68,678,329
General Electric Co.	5,978,428	86,208,932
Textron, Inc.	33,277	564,711
Tyco International, Ltd.	23,014	810,783

		$156,262,755

Insurance — 3.0%

Aegon NV ADR(1)	5,136,862	$27,122,632
Aflac, Inc.	136,083	5,806,662
Allstate Corp. (The)	62,008	1,781,490
AON Corp.	26,152	970,762
Berkshire Hathaway, Inc., Class A(1)	673	80,760,000
Berkshire Hathaway, Inc., Class B(1)	943,448	75,183,371
Chubb Corp.	24,930	1,246,749
Cincinnati Financial Corp.	179,991	4,656,367
Hartford Financial Services Group, Inc.	10,762	238,163
Manulife Financial Corp.	69,765	1,017,174
Marsh & McLennan Cos., Inc.	24,256	546,973
Old Republic International Corp.	164,555	1,996,052
Progressive Corp.	1,199,718	22,458,721
Torchmark Corp.	252,479	12,500,235
Travelers Companies, Inc. (The)	77,876	3,835,393

		$240,120,744

Internet & Catalog Retail — 0.1%

Amazon.com, Inc.(1)	59,077	$6,454,753
Expedia, Inc.	119,213	2,238,820
HSN, Inc.(1)	60,017	1,440,408
Liberty Media Corp.-Interactive, Class A(1)	11,902	124,971

		$10,258,952

Internet Software & Services — 1.5%

Akamai Technologies, Inc.(1)	200,000	$8,114,000
AOL, Inc.(1)	38,297	796,195
eBay, Inc.(1)	1,260,217	24,712,855
Google, Inc., Class A(1)	199,296	88,676,755
IAC/InterActiveCorp(1)	13,368	293,695
VeriSign, Inc.(1)	14,758	391,825

		$122,985,325

IT Services — 2.7%

Accenture PLC, Class A	2,738,000	$105,823,700
Automatic Data Processing, Inc.	1,339,373	53,923,157
Broadridge Financial Solutions, Inc.	11,452	218,161
DST Systems, Inc.	600	21,684
Fidelity National Information Services, Inc.	79,251	2,125,512
Fiserv, Inc.(1)	47,355	2,162,229
Paychex, Inc.	757,686	19,677,106
Total System Services, Inc.	52,739	717,250
Western Union Co.	1,947,487	29,037,031

		$213,705,830

Leisure Equipment & Products — 0.0%

Mattel, Inc.	22,565	$477,475

		$477,475

Life Sciences Tools & Services — 0.2%

Life Technologies Corp.(1)	273,569	$12,926,135
Thermo Fisher Scientific, Inc.(1)	18,700	917,235

		$13,843,370

Machinery — 2.8%

Caterpillar, Inc.	121,835	$7,318,628
Danaher Corp.	45,377	1,684,394
Deere & Co.	2,623,301	146,065,400
Dover Corp.	501,284	20,948,658
Illinois Tool Works, Inc.	1,182,752	48,824,003
Parker Hannifin Corp.	30,763	1,706,116

		$226,547,199

Media — 3.0%

Ascent Media Corp., Class A(1)	755	$19,071
CBS Corp., Class B	79,463	1,027,457
Comcast Corp., Class A	216,991	3,769,134
Comcast Corp., Special Class A	1,957,999	32,169,924
DIRECTV, Class A(1)	30,225	1,025,232

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Media (continued)

Discovery Communications, Inc., Class A(1)	7,555	$269,789
Discovery Communications, Inc., Class C(1)	7,555	233,676
Gannett Co., Inc.	5,643	75,955
Liberty Global, Inc., Series A(1)	2,381	61,882
Liberty Global, Inc., Series C(1)	2,382	61,908
Liberty Media Corp.-Capital, Class A(1)	7,556	316,672
Liberty Media Corp.-Starz, Series A(1)	3,022	156,660
Live Nation, Inc.(1)	118,862	1,242,108
McGraw-Hill Cos., Inc. (The)	299,599	8,430,716
New York Times Co. (The), Class A(1)	5,269	45,577
News Corp., Class A	97	1,160
Omnicom Group, Inc.	337,057	11,561,055
Time Warner Cable, Inc.	125,310	6,526,145
Time Warner, Inc.	497,707	14,388,709
Viacom, Inc., Class B(1)	83,155	2,608,572
Walt Disney Co. (The)	4,869,836	153,399,834
Washington Post Co., Class B	1,500	615,720
WPP PLC, ADR	42,292	1,979,689

		$239,986,645

Metals & Mining — 0.3%

Alcoa, Inc.	52,760	$530,766
Freeport-McMoRan Copper & Gold, Inc.	225,000	13,304,250
Nucor Corp.	230,000	8,804,400

		$22,639,416

Multiline Retail — 1.4%

Macy’s, Inc.	94,265	$1,687,343
Sears Holdings Corp.(1)	795	51,397
Target Corp.	2,290,940	112,645,520

		$114,384,260

Oil, Gas & Consumable Fuels — 7.4%

Anadarko Petroleum Corp.	4,229,770	$152,652,399
Apache Corp.	2,145,162	180,601,189
BP PLC ADR	220,725	6,374,538
Chevron Corp.	628,718	42,664,804
ConocoPhillips	490,638	24,085,419
Devon Energy Corp.	568,771	34,649,529
Exxon Mobil Corp.	2,369,437	135,223,770
Hess Corp.	35,579	1,791,047
Marathon Oil Corp.	177,334	5,513,314
Murphy Oil Corp.	78,679	3,898,545
Royal Dutch Shell PLC ADR, Class A	103,442	5,194,857
Royal Dutch Shell PLC ADR, Class B	9,594	463,198
Spectra Energy Corp.	15,677	314,637
Williams Cos., Inc.	2,000	36,560

		$593,463,806

Paper & Forest Products — 0.0%

Neenah Paper, Inc.	975	$17,842
Weyerhaeuser Co.	4,754	167,341

		$185,183

Personal Products — 0.0%

Estee Lauder Cos., Inc., Class A	13,035	$726,441

		$726,441

Pharmaceuticals — 10.1%

Abbott Laboratories	3,382,947	$158,254,261
Allergan, Inc.	82,562	4,810,062
Bristol-Myers Squibb Co.	1,960,710	48,900,107
Eli Lilly & Co.	1,957,965	65,591,828
GlaxoSmithKline PLC ADR	447,876	15,232,263
Johnson & Johnson	3,048,748	180,059,057
King Pharmaceuticals, Inc.(1)	152,305	1,155,995
Merck & Co., Inc.	2,395,509	83,770,950
Novo Nordisk A/S ADR	325,494	26,371,524
Pfizer, Inc.	9,543,425	136,089,240
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	86,921,353

		$807,156,640

Real Estate Management & Development — 0.0%

Forest City Enterprises, Inc., Class A(1)	56,500	$639,580
Forestar Real Estate Group, Inc.(1)	30,220	542,751

		$1,182,331

Road & Rail — 0.1%

Norfolk Southern Corp.	11,936	$633,205
Union Pacific Corp.	132,257	9,193,184

		$9,826,389

Semiconductors & Semiconductor Equipment — 3.7%

Analog Devices, Inc.	560,289	$15,609,652
Applied Materials, Inc.	1,065,614	12,808,680
Broadcom Corp., Class A	961,476	31,699,864
Cypress Semiconductor Corp.(1)	52,742	529,530

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Intel Corp.	10,779,239	$209,656,199
KLA-Tencor Corp.	142,609	3,975,939
Linear Technology Corp.	123,388	3,431,420
Maxim Integrated Products, Inc.	223,099	3,732,446
NVIDIA Corp.(1)	134,500	1,373,245
Texas Instruments, Inc.	547,787	12,752,481
Verigy, Ltd.(1)	3,479	30,232
Xilinx, Inc.	24,607	621,573

		$296,221,261

Software — 3.1%

Activision Blizzard, Inc.	846,350	$8,878,211
Adobe Systems, Inc.(1)	409,776	10,830,380
CA, Inc.	45,408	835,507
Electronic Arts, Inc.(1)	21,405	308,232
Microsoft Corp.	3,210,367	73,870,545
Oracle Corp.	6,989,058	149,985,185
Symantec Corp.(1)	186,371	2,586,829

		$247,294,889

Specialty Retail — 2.7%

Best Buy Co., Inc.	148,536	$5,029,429
Gap, Inc. (The)	89,138	1,734,625
Home Depot, Inc.	3,945,465	110,749,203
Limited Brands, Inc.	41,877	924,225
Lowe’s Companies, Inc.	1,003,622	20,493,961
Sherwin-Williams Co. (The)	500	34,595
Staples, Inc.	257,430	4,904,042
TJX Companies, Inc. (The)	1,701,405	71,373,940

		$215,244,020

Textiles, Apparel & Luxury Goods — 2.7%

Coach, Inc.	10,800	$394,740
Hanesbrands, Inc.(1)	236,598	5,692,548
NIKE, Inc., Class B	3,058,444	206,597,892

		$212,685,180

Thrifts & Mortgage Finance — 0.0%

Tree.com, Inc.(1)	13,436	$84,916

		$84,916

Tobacco — 0.3%

Altria Group, Inc.	259,178	$5,193,927
Philip Morris International, Inc.	346,919	15,902,767

		$21,096,694

Wireless Telecommunication Services — 0.1%

America Movil SAB de CV ADR, Series L	22,000	$1,045,000
Sprint Nextel Corp.(1)	229,998	975,192
Vodafone Group PLC ADR	258,791	5,349,210

		$7,369,402

Total Common Stocks
(identified cost $6,910,586,587)		$7,903,633,933

Preferred Stocks — 0.0%

Security	Shares	Value

Commercial Banks — 0.0%

Wells Fargo & Co.	166	$66

Total Preferred Stocks
(identified cost $4,929)		$66

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Independent Power Producers & Energy Traders — 0.0%

Enron Corp.(1)(2)	11,050	$0

Total Convertible Preferred Stocks
(identified cost $16,626,069)		$0

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.25%(3)	$56,189	$56,188,750

Total Short-Term Investments
(identified cost $56,188,750)		$56,188,750

Total Investments — 99.8%
(identified cost $6,983,406,335)		$7,959,822,749

Other Assets, Less Liabilities — 0.2%		$13,754,077

Net Assets — 100.0%		$7,973,576,826

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended June 30, 2010 was $40,745 and $0, respectively.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $6,927,217,585)	$7,903,633,999
Affiliated investments, at value (identified cost, $56,188,750)	56,188,750
Cash	121,995
Dividends and interest receivable	9,916,626
Receivable for investments sold	6,387,721
Tax reclaims receivable	1,205,198

Total assets	$7,977,454,289

Liabilities

Payable to affiliates:
Investment adviser fee	$3,220,115
Trustees’ fees	12,625
Accrued expenses	644,723

Total liabilities	$3,877,463

Net Assets applicable to investors’ interest in Portfolio	$7,973,576,826

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$6,997,163,844
Net unrealized appreciation	976,412,982

Total	$7,973,576,826

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends (net of foreign taxes, $1,920,484)	$88,450,176
Interest allocated from affiliated investments	60,115
Expenses allocated from affiliated investments	(19,370)

Total investment income	$88,490,921

Expenses

Investment adviser fee	$20,916,721
Trustees’ fees and expenses	25,250
Custodian fee	664,246
Legal and accounting services	88,648
Printing and postage	44,943
Miscellaneous	130,869

Total expenses	$21,870,677

Deduct —
Reduction of custodian fee	$38

Total expense reductions	$38

Net expenses	$21,870,639

Net investment income	$66,620,282

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions(1)	$86,308,767
Investment transactions allocated from affiliated investments	9,257
Foreign currency transactions	9,852

Net realized gain	$86,327,876

Change in unrealized appreciation (depreciation) —
Investments	$(842,500,094)
Foreign currency	(180,975)

Net change in unrealized appreciation (depreciation)	$(842,681,069)

Net realized and unrealized loss	$(756,353,193)

Net decrease in net assets from operations	$(689,732,911)

(1)	Includes net realized gains of $86,419,296 from redemptions in-kind.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$66,620,282	$171,051,571
Net realized gain (loss) from investment transactions and foreign currency transactions	86,327,876	(446,364,875)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(842,681,069)	2,039,540,383

Net increase (decrease) in net assets from operations	$(689,732,911)	$1,764,227,079

Capital transactions —
Contributions	$28,546,028	$362,235,165
Withdrawals	(844,715,555)	(3,249,726,036)

Net decrease from capital transactions	$(816,169,527)	$(2,887,490,871)

Net decrease in net assets	$(1,505,902,438)	$(1,123,263,792)

Net Assets

At beginning of period	$9,479,479,264	$10,602,743,056

At end of period	$7,973,576,826	$9,479,479,264

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.47%	0.45%	0.44%	0.45%	0.45	%(3)
Net investment income	1.46	%(2)	1.86%	1.84%	1.52%	1.39%	1.25	%(3)
Portfolio Turnover(4)	0	%(5)(6)	2%	1%	2%	1%	0	%(5)

Total Return	(8.08	)%(6)	23.32%	(32.76)%	4.72%	13.69%	4.70%

Net assets, end of period (000’s omitted)	$7,973,577		$9,479,479	$10,602,743	$19,864,161	$20,387,292	$19,032,607

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(4)	Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 1%, 3%, 3%, 6%, 7% and 6% for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(5)	Amounts to less than 1%.

(6)	Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 7.0%, 14.8%, 6.2%, and 1.5% respectively, in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held 70.6% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Eaton Vance Tax-Managed Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of

Eaton Vance Tax-Managed Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets For the Month	(for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000
$1.5 billion but less than $7 billion	0.4375
$7 billion but less than $10 billion	0.4250
$10 billion but less than $15 billion	0.4125
$15 billion but less than $20 billion	0.4000
$20 billion but less than $25 billion	0.3900
$25 billion and over	0.3800

Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, another affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee totaled $20,928,748 of which $12,027 was allocated from Cash Management Portfolio and $20,916,721 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $94,619,540 and $23,503,756, respectively, for the six months ended June 30, 2010. In addition, investors contributed securities with a value of $20,461,069, and investments having an aggregate market value of $761,783,332 at dates of withdrawal were distributed in payment for capital withdrawals during the six months ended June 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,048,801,001

Gross unrealized appreciation	$5,918,553,537
Gross unrealized depreciation	(7,531,789)

Net unrealized appreciation	$5,911,021,748

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings for the six months ended June 30, 2010.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $0 for the six months ended June 30, 2010. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans. At June 30, 2010, the Portfolio had no securities on loan.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation

Eaton Vance Tax-Managed Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$994,203,115	$—		$—	$994,203,115
Consumer Staples	973,576,331	132,601,790		—	1,106,178,121
Energy	688,484,141	—		—	688,484,141
Financials	982,229,593	25,782,911		—	1,008,012,504
Health Care	1,193,886,845	—		—	1,193,886,845
Industrials	1,055,912,755	—		—	1,055,912,755
Information Technology	1,678,959,580	—		—	1,678,959,580
Materials	110,050,085	—		—	110,050,085
Telecommunication Services	63,700,915	—		0	63,700,915
Utilities	4,245,872	—		—	4,245,872

Total Common Stocks	$7,745,249,232	$158,384,701	*	$0	$7,903,633,933

Convertible Preferred Stocks	$—	$—		$0	$0
Preferred Stocks	66	—		—	66
Short-Term Investments	—	56,188,750		—	56,188,750

Total	$7,745,249,298	$214,573,451		$0	$7,959,822,749

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks
and Convertible
Preferred
Stocks*

Balance as of December 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—

Balance as of June 30, 2010	$0

*	All Level 3 investments held at December 31, 2009 and June 30, 2010 were valued at $0.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Growth Fund 1.1

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Growth Fund 1.1

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Tax-Managed Growth Fund 1.1

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President

Michael A. Allison
Vice President

Yana S. Barton
Vice President

Thomas E. Faust Jr.
Vice President and Trustee

Lewis R. Piantedosi
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.1
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1096-8/10	TGSRC1.1

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: August 06, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: August 06, 2010

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: August 06, 2010